Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related Party Transactions
Related Party Transactions
Key management personnel compensation
All directors and executive management have authority and responsibility for planning, directing and controlling the activities of the Group, and are considered to be key management personnel.
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
Executive management
Short-term compensation and benefits	$3,835	$2,991	$2,860
Post-employment benefits	109	99	100
Share-based payments	17,144	9,335	26,030
	$21,088	$12,425	$28,990

Board of directors
Cash remuneration	$430	$362	$388
Share-based payments	1,772	1,577	1,825
	$2,202	$1,939	$2,213